Pension and Other Postretirement Benefits - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Defined Benefit Plan Disclosure [Line Items]
Prior service cost charge		$ 1,800,000
Defined benefit plan premium refund	$ 1,600,000				$ 1,600,000
Non-cash pension settlement charge	$ 22,700,000
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Settlement and Curtailment Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other (expense) income, net
Pension and other postretirement benefits			$ (7,964,000)	$ (6,330,000)	16,535,000
Total contribution amount			7,200,000	4,800,000	5,700,000
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation			204,500,000	321,500,000
Pension and other postretirement benefits			(1,118,000)	572,000	26,351,000
Pension Benefits | Cleveland Bakers and Teamsters Pension Fund
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plan liabilities			0			$ 583,000,000
Multiemployer plan pension assets				427,000,000
Multiemployer plan contributions			100,000
Pension Benefits | U.S.
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation			79,100,000	103,400,000
Pension and other postretirement benefits			(987,000)	932,000	23,381,000
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation			125,400,000	218,100,000
Pension and other postretirement benefits			$ (131,000)	$ (360,000)	2,970,000
Commingled funds measured at NAV | Defined Benefit Plan, Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Investments percentage			34.00%	35.00%
Commingled funds measured at NAV | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Investments percentage			50.00%	51.00%
Commingled funds measured at NAV | Other Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Investments percentage			16.00%	14.00%
Pooled separate accounts | Defined Benefit Plan, Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Investments percentage			35.00%
Pooled separate accounts | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Investments percentage			65.00%
Diversified investment fund - registered investment companies measured at NAV | Defined Benefit Plan, Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Investments percentage			62.00%
Diversified investment fund - registered investment companies measured at NAV | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Investments percentage			20.00%
Diversified investment fund - registered investment companies measured at NAV | Other Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Investments percentage			18.00%
Supplemental Retirement Benefits Plan | U.S.
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement benefits			$ 700,000	$ 3,000,000	$ 2,500,000
Other Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total contribution amount			$ 1,000,000